UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657
                                                     ---------

                       OPPENHEIMER DEVELOPING MARKETS FUND
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2007
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.2%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.3%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Amtek Auto Ltd. 1                                                                                      9,513,158   $    95,247,166
-----------------------------------------------------------------------------------------------------------------------------------
Bharat Forge Ltd.                                                                                        717,597         5,830,886
-----------------------------------------------------------------------------------------------------------------------------------
Rico Auto Industries Ltd. 1                                                                            8,990,692         9,233,145
                                                                                                                   ----------------
                                                                                                                       110,311,197
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--4.0%
Bajaj Auto Ltd.                                                                                        1,094,593        59,968,762
-----------------------------------------------------------------------------------------------------------------------------------
Ford Otomotiv Sanayi AS                                                                                2,922,632        28,749,351
-----------------------------------------------------------------------------------------------------------------------------------
Hero Honda Motors Ltd.                                                                                   641,537        11,654,040
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co.                                                                                        842,205        59,638,789
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd., Preference                                                                       359,820        14,504,492
-----------------------------------------------------------------------------------------------------------------------------------
Kia Motors Corp. 2                                                                                     4,312,985        55,550,949
-----------------------------------------------------------------------------------------------------------------------------------
Mahindra & Mahindra Ltd.                                                                               4,409,208        82,538,122
-----------------------------------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                                                            30,269,500        56,238,790
-----------------------------------------------------------------------------------------------------------------------------------
Ssangyong Motor Co. 1,2                                                                                9,110,919        79,835,925
                                                                                                                   ----------------
                                                                                                                       448,679,220
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Jollibee Foods Corp.                                                                                  30,392,200        36,446,999
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.6%
Brascan Residential Properties SA                                                                        584,700         4,946,057
-----------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA SA de CV, Series B                                                                      10,226,040        16,472,880
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion GEO SA de CV, Series B 2                                                                   4,098,200        23,258,559
-----------------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty SA Empreendimentos e Participacoes, GDR 3                                           380,220        98,572,035
-----------------------------------------------------------------------------------------------------------------------------------
Gafisa SA                                                                                              1,439,900        24,210,708
-----------------------------------------------------------------------------------------------------------------------------------
Humax Co. Ltd. 1                                                                                       2,420,209        57,909,722
-----------------------------------------------------------------------------------------------------------------------------------
Inventec Appliances Corp.                                                                             19,319,200        37,833,202
-----------------------------------------------------------------------------------------------------------------------------------
SARE Holding SA de CV, Cl. B 1,2                                                                      44,200,052        78,197,401
-----------------------------------------------------------------------------------------------------------------------------------
Steinhoff International Holdings Ltd. 2                                                               17,641,600        58,474,966
-----------------------------------------------------------------------------------------------------------------------------------
Techtronic Industries Co. Ltd.                                                                           110,000           154,960
                                                                                                                   ----------------
                                                                                                                       400,030,490
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--0.3%
Corporacion Interamericana de Entretenimiento SA de CV 2                                               7,222,239        22,373,843
-----------------------------------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                                             1,664,000        11,699,326
                                                                                                                   ----------------
                                                                                                                        34,073,169
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Lojas Americanas SA, Preference                                                                    1,341,870,000        99,190,807
-----------------------------------------------------------------------------------------------------------------------------------
PT Ramayana Lestari Sentosa Tbk                                                                       71,763,500         6,260,099
                                                                                                                   ----------------
                                                                                                                       105,450,906
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
JD Group Ltd.                                                                                            987,095        11,347,433
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.4%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.8%
Anadolu Biracilik ve Malt Sanayii AS                                                                     184,000         7,611,385
-----------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR 4                                                                 238,200        15,911,760
-----------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, Sponsored ADR                                                     1,698,000        67,648,320
-----------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                                              17,889,900        71,296,403
-----------------------------------------------------------------------------------------------------------------------------------


                     1 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
United Breweries Ltd.                                                                                  4,537,190   $    35,287,393
                                                                                                                   ----------------
                                                                                                                       197,755,261
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR 4                                                                                          900,981        30,381,079
-----------------------------------------------------------------------------------------------------------------------------------
Jeronimo Martins SGPS SA                                                                               4,679,160        28,143,335
-----------------------------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                                                 5,139,512        67,059,082
-----------------------------------------------------------------------------------------------------------------------------------
President Chain Store Corp.                                                                           12,892,074        35,080,208
-----------------------------------------------------------------------------------------------------------------------------------
Shinsegae Department Store Co.                                                                            78,637        56,363,015
                                                                                                                   ----------------
                                                                                                                       217,026,719
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Bunge Ltd. 4                                                                                             354,200        27,670,104
-----------------------------------------------------------------------------------------------------------------------------------
IOI Corp. Berhad                                                                                       1,859,900        15,049,949
-----------------------------------------------------------------------------------------------------------------------------------
Kuala Lumpur Kepong Berhad                                                                             1,181,900         4,660,132
-----------------------------------------------------------------------------------------------------------------------------------
Sadia SA, Preference 1                                                                                28,397,000       146,641,458
-----------------------------------------------------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                                                        907,200        23,954,157
                                                                                                                   ----------------
                                                                                                                       217,975,800
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Hindustan Lever Ltd.                                                                                   6,352,000        31,818,663
-----------------------------------------------------------------------------------------------------------------------------------
Trent Ltd.                                                                                               701,326        12,257,013
                                                                                                                   ----------------
                                                                                                                        44,075,676
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Amorepacific Corp.                                                                                        80,402        67,593,835
-----------------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos SA                                                                                   1,946,000        26,895,523
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Corp.                                                                                             10,756         1,970,813
                                                                                                                   ----------------
                                                                                                                        96,460,171
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.4%
Eastern Tobacco Co.                                                                                      883,022        66,719,803
-----------------------------------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                                               8,619,025        34,769,026
-----------------------------------------------------------------------------------------------------------------------------------
PT Gudang Garam Tbk                                                                                   45,937,000        57,984,149
                                                                                                                   ----------------
                                                                                                                       159,472,978
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--13.4%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
China Oilfield Services Ltd.                                                                          16,310,000        15,024,329
-----------------------------------------------------------------------------------------------------------------------------------
Integra Group Holdings, GDR 1,2                                                                          597,100        10,897,075
-----------------------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                             1,174,184        91,082,641
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris SA, ADR                                                                                        1,044,300        51,849,495
                                                                                                                   ----------------
                                                                                                                       168,853,540
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--11.9%
China Petroleum & Chemical Corp.                                                                     106,884,000       116,879,638
-----------------------------------------------------------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd.                                                                         29,791,500        87,370,137
-----------------------------------------------------------------------------------------------------------------------------------
Det Norske Oljeselskap ASA 2                                                                          18,370,344        36,459,550
-----------------------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR 4                                                                                1,669,300       125,531,360
-----------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, Sponsored ADR                                                                             3,312,000       120,888,000
-----------------------------------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                                                   38,142,000        49,378,172
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR 4                                                                          4,073,700       440,611,392
-----------------------------------------------------------------------------------------------------------------------------------


                     2 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                               1,515,463   $    65,840,639
-----------------------------------------------------------------------------------------------------------------------------------
S-Oil Corp.                                                                                              839,750        69,149,493
-----------------------------------------------------------------------------------------------------------------------------------
S-Oil Corp., Preference                                                                                  215,948        15,128,929
-----------------------------------------------------------------------------------------------------------------------------------
Surgutneftegaz OJSC, Sponsored ADR                                                                     1,734,227        93,937,700
-----------------------------------------------------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri AS                                                                  2,448,300        57,850,438
-----------------------------------------------------------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd.                                                                          38,737,000        50,304,487
                                                                                                                   ----------------
                                                                                                                     1,329,329,935
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--17.1%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Korea Investment Holdings Co. Ltd.                                                                       830,850        57,760,105
-----------------------------------------------------------------------------------------------------------------------------------
Mirae Asset Securities Co. Ltd.                                                                          756,376        56,088,240
                                                                                                                   ----------------
                                                                                                                       113,848,345
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.4%
Banco Bradesco SA, Preference                                                                          4,608,902       116,626,094
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco SA, Sponsored ADR 4                                                                     2,487,600        63,160,164
-----------------------------------------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA, Cl. E 1                                                     2,745,485        51,368,024
-----------------------------------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                                                                     6,305,575        34,095,089
-----------------------------------------------------------------------------------------------------------------------------------
Bank Leumi Le-Israel                                                                                   7,643,100        32,396,215
-----------------------------------------------------------------------------------------------------------------------------------
Commerce Asset-Holding Berhad                                                                          2,855,400         9,998,311
-----------------------------------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR 1,3                                                       2,675,100        28,222,305
-----------------------------------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR 1                                                         4,099,223        43,246,803
-----------------------------------------------------------------------------------------------------------------------------------
Daegu Bank                                                                                               154,920         2,529,681
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                                                                      9,366,100        43,780,271
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                                                     15,090,000        32,921,337
-----------------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd., ADR 4                                                                                    159,858        13,579,937
-----------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 4                                                                       2,907,100       138,232,605
-----------------------------------------------------------------------------------------------------------------------------------
Israel Discount Bank, Cl. A 2                                                                         17,280,553        39,734,644
-----------------------------------------------------------------------------------------------------------------------------------
Jeonbuk Bank 1                                                                                         3,009,187        28,927,358
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank, Sponsored ADR                                                                              635,100        57,406,689
-----------------------------------------------------------------------------------------------------------------------------------
Korea Exchange Bank                                                                                    1,498,920        23,425,674
-----------------------------------------------------------------------------------------------------------------------------------
PT Bank Mandiri                                                                                       59,560,400        21,929,455
-----------------------------------------------------------------------------------------------------------------------------------
Pusan Bank                                                                                             1,895,970        28,813,513
-----------------------------------------------------------------------------------------------------------------------------------
TMB Bank Public Co. Ltd. 1,2                                                                         833,118,889        51,129,782
-----------------------------------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi TAO, Cl. D                                                                   29,009,381        78,911,748
                                                                                                                   ----------------
                                                                                                                       940,435,699
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Kiatnakin Bank Public Co. Ltd.                                                                        21,707,820        16,698,637
-----------------------------------------------------------------------------------------------------------------------------------
Tisco Bank Public Co. Ltd. 1                                                                          32,890,880        22,502,495
                                                                                                                   ----------------
                                                                                                                        39,201,132
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Fubon Financial Holding Co. Ltd.                                                                      56,423,000        49,269,899
-----------------------------------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                                                          12,100,076        56,236,231
-----------------------------------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS, Sponsored ADR 2,4                                                       17,834,250        20,955,244
-----------------------------------------------------------------------------------------------------------------------------------
Reliance Capital  Ltd.                                                                                 2,309,200        54,440,128
                                                                                                                   ----------------
                                                                                                                       180,901,502


                     3 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.7%
Aksigorta AS                                                                                          12,552,810   $    69,249,046
-----------------------------------------------------------------------------------------------------------------------------------
Cathay Financial Holding Co. Ltd.                                                                     43,506,643        91,784,222
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                                                     2,228,783        28,798,881
                                                                                                                   ----------------
                                                                                                                       189,832,149
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
BR Malls Participacoes SA 2                                                                            1,137,000        12,429,464
-----------------------------------------------------------------------------------------------------------------------------------
Solidere, GDR 3                                                                                        1,546,845        25,909,654
                                                                                                                   ----------------
                                                                                                                        38,339,118
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.8%
Medinet Nasr for Housing & Development Co. 1                                                           1,532,459        84,202,790
-----------------------------------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                                                              443,971,755       116,930,476
-----------------------------------------------------------------------------------------------------------------------------------
SP Setia  Berhad                                                                                       1,563,700         3,864,964
                                                                                                                   ----------------
                                                                                                                       204,998,230
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.8%
Housing Development Finance Corp. Ltd.                                                                 4,339,100       201,176,940
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Diagnosticos da America                                                                                2,053,900        48,380,518
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.7%
Aspen Pharmacare Holdings Ltd. 2                                                                       3,257,346        17,842,204
-----------------------------------------------------------------------------------------------------------------------------------
Divi's Laboratories Ltd.                                                                                 478,190        58,587,549
                                                                                                                   ----------------
                                                                                                                        76,429,753
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.8%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Bharat Electronics Ltd.                                                                                1,718,928        76,510,393
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                                596,800        28,932,864
                                                                                                                   ----------------
                                                                                                                       105,443,257
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Iguatemi Empresa de Shopping Centers SA                                                                  342,000         6,567,611
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--4.7%
Aveng Ltd.                                                                                             2,274,805        15,971,559
-----------------------------------------------------------------------------------------------------------------------------------
Continental Engineering Corp.                                                                          5,376,210         4,136,834
-----------------------------------------------------------------------------------------------------------------------------------
Empresas ICA SA de CV 2                                                                                9,238,983        41,207,438
-----------------------------------------------------------------------------------------------------------------------------------
FLSmidth & Co. AS                                                                                        455,450        37,023,104
-----------------------------------------------------------------------------------------------------------------------------------
GS Engineering & Construction Corp.                                                                      324,560        43,418,253
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Development Co.                                                                                  556,520        38,808,842
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Engineering & Construction Co. Ltd. 2                                                          1,069,542        82,423,209
-----------------------------------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo y el Empleo en America Latina SA de CV 2                                     32,277,200        47,937,180
-----------------------------------------------------------------------------------------------------------------------------------
Kyeryong Construction Industrial Co. Ltd. 1                                                              474,062        22,686,304
-----------------------------------------------------------------------------------------------------------------------------------
Larsen  & Toubro Ltd.                                                                                  3,755,062       186,561,688
                                                                                                                   ----------------
                                                                                                                       520,174,411
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Bharat Heavy Electricals Ltd.                                                                          1,115,636        38,440,742
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.6%
Camargo Correa Desenvolvimento Imobiliario SA                                                          3,262,200        22,229,150
-----------------------------------------------------------------------------------------------------------------------------------
Far Eastern Textile Ltd.                                                                              11,782,880        11,733,485
-----------------------------------------------------------------------------------------------------------------------------------


                     4 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd.                                                                                      9,132,000   $    66,011,588
-----------------------------------------------------------------------------------------------------------------------------------
Koc Holding AS 2                                                                                      15,355,359        84,179,873
-----------------------------------------------------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd.                                                                         8,101,300        76,791,677
-----------------------------------------------------------------------------------------------------------------------------------
Siemens  India Ltd.                                                                                      973,000        30,626,556
                                                                                                                   ----------------
                                                                                                                       291,572,329
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. 2                                                      633,500        31,378,174
-----------------------------------------------------------------------------------------------------------------------------------
Lupatech SA                                                                                              231,200         4,782,867
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Heavy Industries Co. Ltd.                                                                      1,040,000        45,947,559
-----------------------------------------------------------------------------------------------------------------------------------
SembCorp Marine Ltd.                                                                                  16,305,000        48,953,764
                                                                                                                   ----------------
                                                                                                                       131,062,364
-----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Malaysian International Shipping Corp.                                                                   495,700         1,451,292
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.9%
All America Latina Logistica 1                                                                        15,875,900       203,304,081
-----------------------------------------------------------------------------------------------------------------------------------
All America Latina Logistica, GDR 1,5                                                                  1,189,000        15,290,540
                                                                                                                   ----------------
                                                                                                                       218,594,621
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Gateway Distriparks Ltd.                                                                               1,723,866         7,699,128
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.9%
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
High Tech Computer Corp.                                                                                 313,280         5,841,079
-----------------------------------------------------------------------------------------------------------------------------------
Inventec Co. Ltd.                                                                                     30,676,160        22,051,812
-----------------------------------------------------------------------------------------------------------------------------------
Lite-On Technology Corp.                                                                              42,137,208        49,740,488
-----------------------------------------------------------------------------------------------------------------------------------
Quanta Computer, Inc.                                                                                 44,834,762        67,852,297
                                                                                                                   ----------------
                                                                                                                       145,485,676
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Chi Mei Optoelectronics Corp.                                                                         31,437,000        35,400,458
-----------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                                   26,923,200       190,280,043
-----------------------------------------------------------------------------------------------------------------------------------
Synnex Technology International Corp.                                                                 32,491,088        42,189,194
-----------------------------------------------------------------------------------------------------------------------------------
Varitronix International Ltd. 1                                                                       28,515,000        18,879,874
                                                                                                                   ----------------
                                                                                                                       286,749,569
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Tencent Holdings Ltd.                                                                                  1,426,000         6,154,384
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.0%
HCL Technologies Ltd.                                                                                  6,409,186        54,337,207
-----------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                                              3,788,400       179,460,347
-----------------------------------------------------------------------------------------------------------------------------------
Tata Consultancy Services Ltd.                                                                         3,584,230       107,053,617
                                                                                                                   ----------------
                                                                                                                       340,851,171
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.9%
MediaTek, Inc.                                                                                         6,084,000        96,637,948
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                                  526,678       303,699,860
-----------------------------------------------------------------------------------------------------------------------------------
Sunplus Technology Co. Ltd.                                                                            7,604,597        16,526,479
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                           66,696,000       137,677,776
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                       5,193,400        56,659,994
-----------------------------------------------------------------------------------------------------------------------------------
Telechips, Inc.                                                                                          122,046         2,604,560
-----------------------------------------------------------------------------------------------------------------------------------


                     5 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
United Microelectronics Corp.                                                                         86,682,798   $    50,536,912
                                                                                                                   ---------------
                                                                                                                       664,343,529
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--10.1%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.3%
Finetec Corp. 1                                                                                        1,676,105        31,795,051
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--9.5%
Anglo Platinum Ltd.                                                                                      939,693       157,550,354
-----------------------------------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR 4                                                                2,931,700       122,310,524
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR 4                                                                      3,096,200       140,722,290
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR 4                                                            2,941,400       112,890,932
-----------------------------------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR 2,4                                                        3,898,700        58,207,591
-----------------------------------------------------------------------------------------------------------------------------------
Highland Gold Mining Ltd. 1,2                                                                         11,178,958        30,325,873
-----------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                          2,388,280        73,127,658
-----------------------------------------------------------------------------------------------------------------------------------
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR 4                                                     300,100        57,195,189
-----------------------------------------------------------------------------------------------------------------------------------
Polymetal, GDR 2,4,5                                                                                   6,334,000        36,357,160
-----------------------------------------------------------------------------------------------------------------------------------
PT Aneka Tambang Tbk                                                                                  85,992,900       136,388,422
-----------------------------------------------------------------------------------------------------------------------------------
TMK OAO, GDR 3                                                                                         2,591,500        94,589,750
-----------------------------------------------------------------------------------------------------------------------------------
Yamana Gold, Inc. 4                                                                                    2,882,659        38,771,764
                                                                                                                   ---------------
                                                                                                                     1,058,437,507
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Aracruz Celulose SA, Sponsored ADR 4                                                                     570,500        34,326,985
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.4%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.2%
Bharti Airtel Ltd. 2                                                                                   7,820,593       164,071,128
-----------------------------------------------------------------------------------------------------------------------------------
PT Indosat Tbk                                                                                       176,731,900       135,146,746
-----------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                                                      150,175,000       163,959,228
-----------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                                                      2,478,585        92,756,624
-----------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference                                                            864,100        16,575,786
-----------------------------------------------------------------------------------------------------------------------------------
True Corp. Public Co. Ltd. 2                                                                          28,225,200         6,716,506
                                                                                                                   ---------------
                                                                                                                       579,226,018
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.2%
Advanced Info Service Public Co. Ltd.                                                                 14,472,000        37,940,131
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SA de CV, Series L                                                                       2,951,700       178,725,435
-----------------------------------------------------------------------------------------------------------------------------------
China Mobile Hong Kong Ltd., ADR 4                                                                     2,633,800       122,260,996
-----------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. 2                                                      6,126,000        13,451,327
-----------------------------------------------------------------------------------------------------------------------------------
Maxis Communications Berhad                                                                            1,665,000         7,495,807
-----------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                                                           10,438,740       138,559,636
-----------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                                               2,028,700        54,490,882
-----------------------------------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS                                                                        4,015,200        26,874,320
                                                                                                                   ---------------
                                                                                                                       579,798,534
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Eletropaulo Metropolitana SA, Cl. B, Preference                                                      665,396,900        43,990,321
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Gail India Ltd.                                                                                        4,457,275        33,741,681
                                                                                                                   ---------------
Total Common Stocks (Cost $6,816,900,888)                                                                           10,736,739,061


                     6 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Trent Ltd., 2% Sec. Debs., 7/7/10 [INR] (Cost $743,998)                                               32,425,500   $       706,326

                                                                                                           UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Trent Ltd. Rts., Exp. 7/15/07 2                                                                          140,265           739,066
-----------------------------------------------------------------------------------------------------------------------------------
Trent Ltd. Wts., Exp. 1/7/10 2                                                                            63,757           292,053
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $0)                                                                        1,031,119

                                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.29%  1,6
(Cost $339,514,805)                                                                                  339,514,805       339,514,805
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $7,157,159,691)                                                       11,077,991,311
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED 7--4.4%
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.4%
Undivided interest of 19.30% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,074,340)
with Credit Suisse First Boston LLC, 5.3525%, dated 5/31/07, to be repurchased at $96,514,348 on 6/1/07, collateralized by Private Label
CMOs, 4.25%-6%, 8/25/35-1/25/36, with a value of $525,000,216                                    $    96,500,000        96,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.50% in joint repurchase agreement (Principal
Amount/Value $3,500,000,000, with a maturity value of
$3,500,518,438) with Bank of America NA, 5.3325%, dated 5/31/07, to be repurchased at $122,536,845 on 6/1/07, collateralized by U.S.
Agency Mortgages, 5%, 4/1/35-5/1/35, with a value of $3,570,000,000                                  122,518,697       122,518,697
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 7.50% in joint repurchase agreement (Principal
Amount/Value $400,000,000, with a maturity value of $400,059,472)
with Countrywide Securities Corp., 5.3525%, dated 5/31/07, to be repurchased at $30,004,460 on 6/1/07, collateralized by AAA Asset-
Backed Securities, 0%-6%, 5/25/20-7/25/37, with a value of
$420,000,000                                                                                          30,000,000        30,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 7.69% in joint repurchase agreement (Principal
Amount/Value $1,300,000,000, with a maturity value of
$1,300,192,472) with Bear Stearns, 5.33%, dated 5/31/07, to be repurchased at $100,014,806 on 6/1/07, collateralized by Private Label
CMOs, 0%-9.20%, 11/25/28-11/25/46, with a value of $1,365,001,640                                    100,000,000       100,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 9.16% in joint repurchase agreement (Principal
Amount/Value $1,500,000,000 with a maturity value of
$1,500,223,021) with Barclays Capital, 5.3525%, dated 5/31/07, to be repurchased at $137,380,423 on 6/1/07, collateralized by Private Label
CMOs, 0%, 1/25/11-5/25/47, with a value of $1,575,000,000                                            137,360,000       137,360,000
                                                                                                                   ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $486,378,697)                            486,378,697


                     7 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,643,538,388)                                                         103.6%   $11,564,370,008
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (3.6)      (398,462,810)

                                                                                                          -------------------------
NET ASSETS                                                                                                100.0%   $11,165,907,198
                                                                                                          =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR      Indian Rupee

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES/UNITS           GROSS             GROSS     SHARES/UNITS
                                                               AUGUST 31, 2006       ADDITIONS        REDUCTIONS     MAY 31, 2007
----------------------------------------------------------------------------------------------------------------------------------
Able C&C                                                               589,454              --           589,454               --
All America Latina Logistica                                         1,331,820      14,544,080 c              --       15,875,900
All America Latina Logistica, GDR                                      118,900       1,070,100 c              --        1,189,000
Amtek Auto Ltd.                                                      9,513,158              --                --        9,513,158
Banco Latinoamericano de Exportaciones SA, Cl. E                     3,299,385              --           553,900        2,745,485
Commerical International Bank, Sponsored GDR                         4,228,723              --           129,500        4,099,223
Commerical International Bank, Sponsored GDR                         2,675,100              --                --        2,675,100
Diagnosticos da America a                                            3,273,900              --         1,220,000        2,053,900
Divi's Laboratories Ltd. a                                             788,816              --           310,626          478,190
Finetec Corp.                                                        1,676,105              --                --        1,676,105
Highland Gold Mining Ltd.                                            8,931,119       2,802,647           554,808       11,178,958
Humax Co. Ltd.                                                       3,550,683              --         1,130,474        2,420,209
Intergra Group Holdings, GDR                                                --         597,100                --          597,100
Inventec Appliances Corp. a                                         22,053,200              --         2,734,000       19,319,200
Jeonbuk Bank                                                         2,466,548         542,639 c              --        3,009,187
Jeonbuk Bank Rts., Exp. 3/16/07                                             --         394,647 c         394,647 c             --
Kyeryong Construction Industrial Co. Ltd.                              585,682              --           111,620          474,062
Medinet Nasr for Housing & Development Co.                           1,532,459              --                --        1,532,459
Merry Electronics Co. Ltd.                                          12,873,090              --        12,873,090               --
Oppenheimer Institutional Money Market Fund, Cl. E                          --   1,779,273,998     1,439,759,193      339,514,805
PT Aneka Tambang Tbk a                                             141,942,900              --        55,950,000       85,992,900
Rico Auto Industries Ltd.                                            8,990,692              --                --        8,990,692
Sadia SA, Preference                                                33,135,000              --         4,738,000       28,397,000
SARE Holdings SA de CV, Cl. B                                       45,037,950              --           837,898       44,200,052
Ssangyong Motor Co.                                                 12,552,839              --         3,441,920        9,110,919
Sunplus Technology Co. Ltd. a                                       53,455,983              --        45,851,386 c      7,604,597
TMB Bank Public Co. Ltd.                                           582,693,189     250,425,700                --      833,118,889
Telechips, Inc. a                                                      655,280               -           533,234          122,046
Tisco Bank Public Co. Ltd.                                          24,094,980       8,795,900                --       32,890,880
United Breweries Holdings Ltd.                                       2,606,594              --         2,606,594               --
United Breweries Ltd. a                                              7,133,890              --         2,596,700        4,537,190
Varitronix International Ltd.                                       25,033,000       3,482,000                 -       28,515,000
Yedang Entertainment Co. Ltd.                                        1,887,737              --         1,887,737               --


                     8 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         DIVIDEND        REALIZED
                                                                                            VALUE          INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Able C&C                                                                           $           --     $        --   $ (17,527,273)
All America Latina Logistica                                                          203,304,081         178,815              --
All America Latina Logistica, GDR                                                      15,290,540          12,260              --
Amtek Auto Ltd.                                                                        95,247,166         425,454              --
Banco Latinoamericano de Exportaciones SA, Cl. E                                       51,368,024       1,842,924      (1,912,026)
Commerical International Bank, Sponsored GDR                                           43,246,803         635,585         182,217
Commerical International Bank, Sponsored GDR                                           28,222,305         414,774              --
Diagnosticos da America a                                                                      -- b         9,250       5,044,501
Divi's Laboratories Ltd. a                                                                     -- b       109,740       8,519,308
Finetec Corp.                                                                          31,795,051         224,574              --
Highland Gold Mining Ltd.                                                              30,325,873              --      (1,725,939)
Humax Co. Ltd.                                                                         57,909,722         398,774       3,351,666
Intergra Group Holdings, GDR                                                           10,897,075              --              --
Inventec Appliances Corp. a                                                                    -- b       118,917      (5,875,297)
Jeonbuk Bank                                                                           28,927,358         221,348              --
Jeonbuk Bank Rts., Exp. 3/16/07                                                                --              --              --
Kyeryong Construction Industrial Co. Ltd.                                              22,686,304         441,517       2,598,790
Medinet Nasr for Housing & Development Co.                                             84,202,790         869,765              --
Merry Electronics Co. Ltd.                                                                     --           2,271      (2,613,731)
Oppenheimer Institutional Money Market Fund, Cl. E                                    339,514,805       6,068,855              --
PT Aneka Tambang Tbk a                                                                         -- b            --      56,613,244
Rico Auto Industries Ltd.                                                               9,233,145         350,226              --
Sadia SA, Preference                                                                  146,641,458       1,705,950       2,473,884
SARE Holdings SA de CV, Cl. B                                                          78,197,401              --         689,827
Ssangyong Motor Co.                                                                    79,835,925              --      (3,357,325)
Sunplus Technology Co. Ltd. a                                                                  -- b            --       1,259,475
TMB Bank Public Co. Ltd.                                                               51,129,782              --              --
Telechips, Inc. a                                                                              -- b        64,084         (88,067)
Tisco Bank Public Co. Ltd.                                                             22,502,495       1,689,841              --
United Breweries Holdings Ltd.                                                                 --              --      14,976,160
United Breweries Ltd. a                                                                        -- b        27,023       7,104,432
Varitronix International Ltd.                                                          18,879,874         289,345              --
Yedang Entertainment Co. Ltd.                                                                  --              --     (12,931,406)
                                                                                   -----------------------------------------------
                                                                                   $1,449,357,977     $16,101,292   $  56,782,440
                                                                                   ===============================================

      a. No longer an affiliate as of May 31, 2007.

      b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

      c. All or a portion is the result of a corporate action.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $247,293,744 or 2.21% of the Fund's net assets as of May 31, 2007.

4. Partial or fully-loaned security. See accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $51,647,700, which represents 0.46% of the Fund's net assets. See accompanying Notes.

6. Rate shown is the 7-day yield as of May 31, 2007.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                     9 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE   PERCENT
------------------------------------------------------------------------------
Brazil                                              $  1,850,327,110      16.0%
India                                                  1,790,701,946      15.5
Korea, Republic of South                               1,389,849,916      12.0
Taiwan                                                 1,001,232,330       8.7
United States                                            825,893,502       7.1
South Africa                                             711,436,086       6.2
Mexico                                                   623,819,067       5.4
Indonesia                                                577,906,889       5.0
Russia                                                   482,201,045       4.2
Turkey                                                   430,617,636       3.7
China                                                    391,839,587       3.4
Egypt                                                    360,951,337       3.1
Philippines                                              153,377,475       1.3
Thailand                                                 134,987,551       1.2
Singapore                                                114,965,352       1.0
Israel                                                   106,225,948       0.9
France                                                    91,082,641       0.8
Hong Kong                                                 61,232,458       0.5
United Kingdom                                            57,195,189       0.5
Luxembourg                                                51,849,495       0.5
Panama                                                    51,368,024       0.4
Bermuda                                                   46,549,978       0.4
Malaysia                                                  42,520,455       0.4
Canada                                                    38,771,764       0.3
Denmark                                                   37,023,104       0.3
Norway                                                    36,459,550       0.3
Jersey, Channel Islands                                   30,325,873       0.3
Portugal                                                  28,143,335       0.2
Lebanon                                                   25,909,654       0.2
Cayman Islands                                            19,605,711       0.2
                                                    --------------------------
Total                                               $ 11,564,370,008     100.0%
                                                    ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event


                    10 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.


                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of May 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                               EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                DATES            (000S)            MAY 31, 2007   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Indian Rupee (INR)                 6/1/07            76,993   INR   $     1,896,151   $      1,167   $         --
Mexican Nuveo Peso (MXN)           6/1/07            71,413   MXN         6,649,528          5,259             --
New Turkish Lira (TRY)             6/1/07               432   TRY           328,078          2,716             --
                                                                                      ----------------------------
                                                                                             9,142             --
                                                                                      ----------------------------
CONTRACTS TO SELL
British Pound Sterling (GBP)       6/1/07                21   GBP            40,941             --             89
Hong Kong Dollar (HKD)             6/1/07            13,139   HKD         1,682,619          1,046             --
Mexican Nuveo Peso (MXN)           6/1/07           119,205   MXN        11,099,725             --          8,778
Thailand Baht (THB)                6/1/07            73,746   THB         2,129,229            923             --
                                                                                      ----------------------------
                                                                                             1,969          8,867
                                                                                      ----------------------------
Total unrealized appreciation and depreciation                                        $     11,111   $      8,867
                                                                                      ============================

ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2007, the Fund had on loan securities valued at $496,630,599, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $503,434,676 was received for the loans, $486,378,697 of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary


                    12 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                 $  7,661,747,837
Federal tax cost of other investments                                58,426,958
                                                               -----------------
Total federal tax cost                                         $  7,720,174,795
                                                               =================

Gross unrealized appreciation                                  $  4,187,011,092
Gross unrealized depreciation                                      (289,345,405)
                                                               -----------------
Net unrealized appreciation                                    $  3,897,665,687
                                                               =================


                    13 | OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007